Deposits	12 Months Ended
Dec. 31, 2014
Deposits [Abstract]
Deposits
Deposits
At December 31, 2014 and 2013, non-interest bearing and interest bearing deposits were as follows:

December 31 (In thousands)	2014	2013
Non-interest bearing	$1,269,296	$1,193,553
Interest bearing	3,858,704	3,596,441
Total	$5,128,000	$4,789,994

At December 31, 2014, the maturities of time deposits were as follows:

(In thousands)
2015	$823,230
2016	254,565
2017	145,321
2018	42,160
2019	144,133
After 5 years	502
Total	$1,409,911

 At December 31, 2014 and 2013, respectively, Park had approximately $21.9 million and $18.4 million of deposits received from executive officers, directors and their related entities.

Maturities of time deposits over $100,000 and $250,000 as of December 31, 2014 were:

December 31 (In thousands)	Over $100,000	Over $250,000
3 months or less	$210,386	$18,927
Over 3 months through 6 months	93,168	11,954
Over 6 months through 12 months	132,344	10,470
Over 12 months	323,295	223,892
Total	$759,193	$265,243